CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 6: -    CASH AND CASH EQUIVALENTS

	December 31,
	2022	2021

Cash for immediate withdrawal in USD	$22,315	$7,793
Cash for immediate withdrawal in New Israeli Shekels (“NIS”)	6,204	24,002
Cash for immediate withdrawal in Euro and other currencies	461	530

	$28,980	$32,325